Convertible Promissory Notes and Warrant Agreements (Details) - USD ($)	Mar. 31, 2019	Sep. 30, 2018	Dec. 31, 2017
Short-term Debt [Line Items]
Accrued interest		$ 87,028	$ 120,223
Convertible promissory notes, net		1,393,804	2,168,340
Convertible Debt [Member]
Short-term Debt [Line Items]
Convertible promissory notes, net			1,543,652
Convertible Promissory Note [Member]
Short-term Debt [Line Items]
Convertible promissory notes, net		$ 1,306,776	$ 504,465